Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets Liabilities Net [Abstract]
Deferred Tax Assets, Valuation Allowance	$ 47	$ 31